Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Business and Basis of Presentation [Abstract]
Business and Basis of Presentation

Note 1: Business and Basis of Presentation

We are a Pennsylvania corporation and were incorporated in December 2001. Through our predecessors, we have developed, managed and operated cable systems since 1963, and in 2011, we closed the NBCUniversal transaction in which we acquired control of the businesses of NBC Universal, Inc. (now named NBCUniversal Media, LLC (“NBCUniversal”)).

We present our operations as the following five reportable business segments: Cable Communications, Cable Networks, Broadcast Television, Filmed Entertainment and Theme Parks. See Note 19 for additional information on our reportable business segments.

Our Cable Communications segment is primarily involved in the management and operation of cable systems serving residential and business customers in the United States. As of December 31, 2012, we served 22.0 million video customers, 19.4 million high-speed Internet customers and 10.0 million voice customers.

Our Cable Networks segment consists primarily of our national cable entertainment networks (USA Network, Syfy, E!, Bravo, Oxygen, Style, G4, Chiller, Cloo and Universal HD); our national cable news and information networks (CNBC, MSNBC and CNBC World); our national cable sports networks (Golf Channel and NBC Sports Network); our regional sports and news networks; our international cable networks (including CNBC Europe, CNBC Asia and our Universal Networks International portfolio of networks); our cable television production studio; and our related digital media properties, which are primarily brand-aligned and other websites.

Our Broadcast Television segment consists primarily of the NBC and Telemundo broadcast networks, our NBC and Telemundo owned local television stations, our broadcast television production operations, and our related digital media properties, which are primarily brand-aligned websites.

Our Filmed Entertainment segment produces, acquires, markets and distributes filmed entertainment worldwide. Our films are produced primarily under the Universal Pictures, Focus Features and Illumination names. We also develop, produce and license live stage plays.

Our Theme Parks segment consists primarily of our Universal theme parks in Orlando and Hollywood. We also receive fees from third parties that own and operate Universal Studios Japan and Universal Studios Singapore for intellectual property licenses and other services.

Our other business interests primarily include Comcast-Spectacor, which owns the Philadelphia Flyers and the Wells Fargo Center arena in Philadelphia and operates arena management-related businesses.

Basis of Presentation

The accompanying consolidated financial statements include all entities in which we have a controlling voting interest (“subsidiaries”) and variable interest entities (“VIEs”) required to be consolidated in accordance with generally accepted accounting principles in the United States (“GAAP”).

We translate assets and liabilities of our foreign subsidiaries where the functional currency is the local currency, primarily the euro and the British pound, into U.S. dollars at the exchange rate in effect at the balance sheet date. The related translation adjustments are recorded as a component of accumulated other comprehensive income (loss). We translate revenue and expenses using average monthly exchange rates, and the related foreign currency transaction gains and losses are included in our consolidated statement of income.

Reclassifications

Reclassifications have been made to the prior year's consolidated financial statements to conform to classifications used in the current year. In addition, costs and expenses for 2011 and 2010 in our consolidated statement of income have been adjusted to separately present the components of these costs and expenses as programming and production, other operating and administrative, and advertising, marketing and promotion.